Other Income and Expenses	12 Months Ended
Dec. 31, 2022
Other Income and Expenses [Abstract]
Other Income and Expenses

27. Other Income and Expenses

For the years ended December 31, these items include the following:

In thousands of soles	2020	2021	2022
Other income:
Sale of assets	9,118	9,618	11,274
Supplier debt forgiveness	14,545	-	5,244
Penalty income	1,168	1,883	4,715
Change in contract of the call option (a)	-	70,322	3,706
Recovery of provisions and impairments	6,501	6,070	2,067
Insurance compensation	156	3,728	209
Others	4,072	5,593	8,024
	35,560	97,214	35,239
Other expenses:
Civil compensation recognized from the Agreement (Note 21.a)	64,571	-	258,267
Administrative sanctions and legal processes (b)	34,242	61,252	18,265
Net cost of fixed assets disposal	6,478	7,794	8,137
Asset impairment (c)	103,074	20,371	26,211
Disposal of property, plant and equipment	501	3,764	4,137
Renegotiation of contract with suppliers	4,889	176	6,356
Valuation of well abandonment	2,438	7,211	-
Others	549	1,123	4,480
	216,742	101,691	325,853
Other income and expenses	(181,182)	(4,477)	(290,614)

(a)	As of December 31, 2021, the subsidiary Cumbra Peru S.A. renegotiated the terms of the put option arrangement signed with the minor shareholder Morelco S.A.S. at the acquisition of asset. This renegotiation ended with the signature of a new acquisition agreement for US$15.4 million, superseding the original put option arrangement. Therefore, the Company recognized S/70.3 million in “Other income – Change in contract of the call option” in 2021. Also, there was a prepayment discount of S/3.7 million in 2022. (Note 20.i).

(b)	As of December 31, 2022, it corresponds to: i) Penalty imposed by INDECOPI´s Technical Secretariat for S/0.3 million. ii) Income tax penalties for S/13.1 million, AENZA S.A.A. for S/1 million, Cumbra Peru S.A. for S/7.4 million and Cumbra Ingenieria S.A. for S/4.7 million. iii) Penalty imposed by OSITRAN on Tren Urbano de Lima S.A. for S/3.2 million, iv). Provision of labor proceedings of subsidiary Red Vial 5 S.A. amounting to S/ 1.6 million. As of December 31, 2021, it mainly corresponds to the penalty imposed by INDECOPI’s Technical Secretariat to Cumbra Peru S.A. for S/28.1 million and Unna Transporte S.A.C. for S/2.4 million (Note 21.a); additionally, income tax penalties in AENZA S.A.A. for S/18.2 million, Cumbra Peru S.A. for S/9.5 million and Cumbra Ingenieria S.A. for S/0.9 million. In 2020, exposure of the fine by the Technical Secretariat of INDECOPI of the subsidiary Cumbra Peru for S/24.5 million and other minor proceedings for S/9.7 million.

(c)	As of December 31, 2022, it corresponds to the impairment of investments of AENZA S.A.A. for S/14.8 million (Note 14.i), impairment of other accounts receivable of Viva Negocio Inmobiliario S.A.C. for S/8.1 million, related to Consorcio Panorama (Note 12), impairment of intangible assets for S/3.1 million corresponds to the subsidiary Cumbra Peru S.A. for S/2.6 million (Vial y Vives - DSD S.A. trademark) and AENZA S.A.A. for S/0.5 million, others minor for S/ 0.2 million. As of December 31, 2021, it corresponds to the impairment of other accounts receivable for S/19.9 million, as a consequence of the financial obligation assumed by AENZA S.A.A. in favor of Adexus S.A.

In 2020, corresponds to: i) impairment of other accounts receivable generated by the subsidiary Concesionaria Via Expresa Sur S.A. for S/55.8 million, as a consequence of the new estimates of the Company on the recovery of the investment it maintains in the project; ii) impairment of other accounts receivable of CAM Holding S.p.A. for S/12.5 million for claims accepted against the guarantee account; iii) impairment of trade receivables generated by the subsidiary Unna Transporte S.A.C. for S/33.7 million to the Regional Government of Cusco iv) other minor for S/0.5 million of other receivables and S/0.5 million of trade receivables.